UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2024

Date of reporting period: October 31, 2023

Item 1. Report to Stockholders.

(a)

Oakhurst Strategic Defined Risk Fund

Institutional Class    OASDX

SEMI-ANNUAL REPORT
October 31, 2023

(This Page Intentionally Left Blank.)

OAKHURST STRATEGIC DEFINED RISK FUND

December 12, 2023

Dear Shareholders:

From April 30, 2023, through October 31, 2023, Oakhurst Strategic Defined Risk Fund (the “Fund” or “OASDX”) outperformed its index while meeting its stated risk objective. For this 6-month period ending October 31, 2023, the Fund posted a gain of 1.45% vs a gain of 1.39% for the S&P 500® Index over the same period. For the full year between October 31, 2022, and October 31, 2023, the Fund posted a gain of 6.93% vs a gain of 10.14% for the S&P 500® Index, representing an upside capture of 68%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower of higher than the performance quoted and can be obtained by calling 1-844-625-4778.

The Fund’s Objective: Capital appreciation while attempting to limit short term risk.

Analysis

Throughout 2022 and 2023, the US Federal Reserve has implemented one of its most rapid tightening cycles in history to combat inflation, resulting in significant volatility in the bond markets. Equities have adjusted to the higher interest rate regime in 2023 as headline inflation figures have come down from mid-2022 levels and expectations of a pause in future rate hikes get priced into the markets.

Lido Advisors, LLC  |  1875 Century Park East, Suite 950, Los Angeles, CA 90067

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Heading into 2024 we are focused on three major economic trends. The hard vs. soft landing debate, the interest rate environment more specifically yield curve normalization, and further declines in the inflationary environment. In addition to the macroenvironment we are as always actively monitoring the geopolitical environment including developments in the Mid-East, China, and Eastern Europe.

The economic world is gripped by the debate over whether the current tightening by central banks, like the U.S. Fed, will lead to a soft landing or a hard landing. A soft landing would see inflation tamed without triggering a recession, while a hard landing would bring a sharp economic downturn and high unemployment. Currently, the situation is uncertain with some indicators suggesting a soft landing is possible, while others highlight the risk of a hard landing. At the moment, it is our view that the stock market expects a soft landing, while the bond market is less optimistic. Consumers’ reactions and the effectiveness of the central banks’ policies will ultimately determine the outcome.

Yield curve normalization refers to the situation where the yield curve, a graph depicting the relationship between bond yields and their maturities, returns to a “normal” state. This typically involves short-term yields being lower than long-term yields, resulting in an upward slope on the curve.

Currently, the yield curve is experiencing a period of normalization after being inverted for most of this year and last. This signifies a potential easing of monetary policy and a positive development for certain parts of the equity market. However, the path forward is uncertain and depends on various factors like inflation control and the effectiveness of central bank policies.

Inflation has finally started to show signs of slowing down, offering a glimmer of hope after months of rising prices. The latest figures show inflation at 3.2%, down from a peak of 7% in December 2022. This is still higher than the Federal Reserve’s target of 2%, but it’s a significant improvement.

It is still too early to say whether inflation is fully under control. The Federal Reserve is expected to continue raising interest rates in the coming months, and there are still a number of risks that could cause inflation to rise again. However, the recent slowdown is a positive sign that suggests the worst may be over.

Going Forward

The Fund is well positioned with a mix of short, intermediate, and longer-term trades with significant levels of hedging. Over the last year, we have exited several trades placed at lower levels on the S&P 500 and have taken the opportunity to move up our hedges closer to the current levels of the Index as it has rallied. While options implied volatility has decreased significantly in 2023, the relative pricing of hedging versus participation remains attractive. Paired with the higher and more stabilized interest rate environment, we believe that the current portfolio is well prepared to meet the Fund’s investment objectives over the next calendar year and beyond.

Thank you,

Jeff Garden, CFA®
Portfolio Manager, Lido Advisors, LLC

Michael J. Reis, CMT
Portfolio Manager, Lido Advisors, LLC

Lido Advisors, LLC  |  1875 Century Park East, Suite 950, Los Angeles, CA 90067

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Past performance is not a guarantee of future results.

The S&P 500® Index is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. Investors cannot invest directly in an index or benchmark.

Upside Capture is the appreciation in value of an investment, in percentage terms, compared to an index or benchmark.

The outlook, views, and opinions presented are those of the Adviser as of October 31, 2023. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investments will fluctuate in response to the performance of such a portfolio. These risks apply to the Fund, as well as the underlying funds, which may themselves invest in other investment companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Fund in lower- rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid.

Lido Advisors, LLC  |  1875 Century Park East, Suite 950, Los Angeles, CA 90067

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-625-4778. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of October 31, 2023

	One Year	Five Year	Since Inception(1)
Oakhurst Strategic Defined Risk Fund – Institutional Class	6.93%	3.75%	3.21%
S&P 500® Index(2)	10.14%	11.01%	10.95%

(1)	Commencement date of the Fund was May 10, 2017.
(2)
The S&P 500® Index is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. Investors cannot invest directly in an index or benchmark.

The following is expense information for the Oakhurst Strategic Defined Risk Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2023:

Gross Expenses: 1.53%; Net Expenses: 1.53%. Lido Advisors, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, AFFE, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least August 28, 2024, and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or by the Fund's Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

OAKHURST STRATEGIC DEFINED RISK FUND

Expense Example (Unaudited)
October 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 –October 31, 2023).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(5/1/2023)	(10/31/2023)	(5/1/2023 to 10/31/2023)
Institutional Class
Actual(2)	$1,000.00	$1,014.50	$7.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.85	$7.35

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.45%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended October 31, 2023 of 1.45%.

OAKHURST STRATEGIC DEFINED RISK FUND

Allocation of Portfolio(1) (% of Investments) (Unaudited)
October 31, 2023

(1)
Data expressed excludes written option contracts and other liabilities in excess of assets. Please refer to the Schedule of Investments and Schedule of Written Options for more details on the Fund’s individual holdings.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited)
October 31, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 78.02%
Invesco BulletShares 2024 Corporate Bond ETF (a)	1,614,942	$33,453,523
Invesco BulletShares 2025 Corporate Bond ETF	890,178	17,901,480
Invesco BulletShares 2026 Corporate Bond ETF	34,368	644,400
SPDR S&P 500 ETF Trust	18,700	7,820,340
Total Exchange Traded Funds
(Cost $59,681,478)		59,819,743

	Par
U.S. GOVERNMENT NOTES/BONDS – 9.93%
United States Treasury Notes/Bonds
1.000%, 12/15/2024	7,990,000	7,612,036
Total U.S. Government Notes/Bonds
(Cost $7,794,376)		7,612,036

		Notional
	Contracts (d)	Amount
PURCHASED OPTIONS – 9.68% (c)

Purchased Call Options – 9.20%
S&P 500 Index
Exercise Price: $4,000.00, Expiration: 12/19/2025	6	$2,516,280	442,920
Exercise Price: $4,100.00, Expiration: 12/19/2025	5	2,096,900	337,900
Exercise Price: $4,100.00, Expiration: 12/18/2026	2	838,760	166,300
SPDR S&P 500 ETF(b)
Exercise Price: $385.00, Expiration: 12/20/2024	207	8,656,740	1,349,847
Exercise Price: $390.00, Expiration: 12/19/2025	60	2,509,200	480,000
Exercise Price: $410.00, Expiration: 12/20/2024	67	2,801,940	321,031
Exercise Price: $425.00, Expiration: 12/20/2024	167	6,983,940	642,198
Exercise Price: $435.00, Expiration: 12/20/2024	100	4,182,000	325,800
Exercise Price: $435.00, Expiration: 12/19/2025	200	8,364,000	1,050,000
Exercise Price: $445.00, Expiration: 12/20/2024	340	14,218,800	920,720
Exercise Price: $450.00, Expiration: 12/20/2024	111	4,642,020	273,393
Exercise Price: $450.00, Expiration: 12/19/2025	138	5,771,160	628,590
Exercise Price: $465.00, Expiration: 12/20/2024	65	2,718,300	113,880
			7,052,579
Purchased Put Options – 0.48%
S&P 500 Index
Exercise Price: $3,800.00, Expiration: 12/19/2025	5	2,096,900	104,875
SPDR S&P 500 ETF
Exercise Price: $390.00, Expiration: 06/21/2024	38	1,589,160	43,662

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2023

		Notional
	Contracts (d)	Amount	Value
PURCHASED OPTIONS – 9.68% (c) – Continued

Purchased Put Options – 0.48% – Continued
SPDR S&P 500 ETF – Continued
Exercise Price: $400.00, Expiration: 06/21/2024	65	$2,718,300	$90,415
Exercise Price: $410.00, Expiration: 03/15/2024	64	2,676,480	78,880
Exercise Price: $410.00, Expiration: 12/20/2024	20	836,400	46,300
			364,132
Total Purchased Options
(Cost $11,043,786)			7,416,711

	Shares
SHORT-TERM INVESTMENTS – 5.31%

Money Market Funds – 5.31%
Fidelity Government Portfolio, Class Institutional, 5.24% (e)(f)	3,337,213	3,337,213
First American Government Obligations Fund, Class X, 5.28% (f)	734,491	734,491
Total Short-Term Investments
(Cost $4,071,704)		4,071,704
Total Investments
(Cost $82,591,344) – 102.94%		78,920,194
Other Assets and Liabilities, Net – (2.94)%		(2,251,066)
Net Assets – 100.00%		$76,669,128

ETF – Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at https://www.sec.gov/.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-Income producing security.
(d)	100 shares per contract.
(e)	All or portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of October 31, 2023 is $3,337,213.
(f)	The rate quoted is the annualized seven-day effective yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Written Options (Unaudited)
October 31, 2023

		Notional
	Contracts (a)	Amount	Value
WRITTEN OPTIONS

Written Call Options
SPDR S&P 500 ETF
Exercise Price: $475.00, Expiration: 03/15/2024	(64)	$(2,676,480)	$(6,208)
Exercise Price: $470.00, Expiration: 06/21/2024	(103)	(4,307,460)	(54,332)
Exercise Price: $490.00, Expiration: 12/20/2024	(87)	(3,638,340)	(77,038)
Exercise Price: $500.00, Expiration: 12/20/2024	(136)	(5,687,520)	(88,060)
Exercise Price: $520.00, Expiration: 12/20/2024	(100)	(4,182,000)	(34,850)
Exercise Price: $485.00, Expiration: 12/19/2025	(60)	(2,509,200)	(168,000)
			(428,488)
Written Put Options
S&P 500 Index
Exercise Price: $2,800.00, Expiration: 12/19/2025	(5)	(2,096,900)	(33,050)
Exercise Price: $3,000.00, Expiration: 12/19/2025	(5)	(2,096,900)	(42,075)
Exercise Price: $4,000.00, Expiration: 12/19/2025	(5)	(2,096,900)	(129,025)
Exercise Price: $2,000.00, Expiration: 12/18/2026	(2)	(838,760)	(7,330)
SPDR S&P 500 ETF
Exercise Price: $330.00, Expiration: 03/15/2024	(64)	(2,676,480)	(11,744)
Exercise Price: $310.00, Expiration: 06/21/2024	(38)	(1,589,160)	(10,621)
Exercise Price: $320.00, Expiration: 06/21/2024	(65)	(2,718,300)	(20,800)
Exercise Price: $300.00, Expiration: 12/20/2024	(136)	(5,687,520)	(64,192)
Exercise Price: $305.00, Expiration: 12/20/2024	(67)	(2,801,940)	(34,103)
Exercise Price: $310.00, Expiration: 12/20/2024	(207)	(8,656,740)	(113,022)
Exercise Price: $330.00, Expiration: 12/20/2024	(20)	(836,400)	(14,600)
Exercise Price: $350.00, Expiration: 12/20/2024	(100)	(4,182,000)	(96,400)
Exercise Price: $355.00, Expiration: 12/20/2024	(412)	(17,229,840)	(426,420)
Exercise Price: $365.00, Expiration: 12/20/2024	(70)	(2,927,400)	(84,000)
Exercise Price: $395.00, Expiration: 12/20/2024	(65)	(2,718,300)	(121,713)
Exercise Price: $315.00, Expiration: 12/19/2025	(40)	(1,672,800)	(38,200)
Exercise Price: $350.00, Expiration: 12/19/2025	(200)	(8,364,000)	(297,500)
Exercise Price: $360.00, Expiration: 12/19/2025	(138)	(5,771,160)	(249,297)
			(1,794,092)
Total Written Options
(Premiums received $4,250,437)			$(2,222,580)

ETF – Exchange Traded Fund
(a)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2023

ASSETS:
Investments, at value (Cost $82,591,344)	$78,920,194
Deposits at brokers for written option contracts	84,014
Interest receivable	52,806
Prepaid expenses and other receivables	15,818
Total assets	79,072,832

LIABILITIES:
Written option contracts, at value (Premiums received $4,250,437)	2,222,580
Payable to Adviser	66,349
Payable for shareholder servicing fees – Institutional Class	59,018
Payable for administration and fund accounting fees	15,809
Payable for transfer agent fees	7,101
Payable for custody fees	3,149
Payable for compliance fees	2,439
Payable to custodian	501
Accrued expenses and other liabilities	26,758
Total liabilities	2,403,704

NET ASSETS	$76,669,128

NET ASSETS CONSIST OF:
Paid-in capital	$78,829,843
Total accumulated loss	(2,160,715)
Net assets	$76,669,128

Institutional
Class Shares
Shares issued and outstanding(1)	7,303,367
Net asset value, redemption price and offering price per share	$10.50

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME:
Dividend income	$855,672
Interest income	267,260
Total investment income	1,122,932

EXPENSES:
Investment advisory fees (See Note 3)	402,270
Administration and fund accounting fees (See Note 3)	52,144
Shareholder servicing fees – Institutional Class (See Note 5)	40,227
Transfer agent fees (See Note 3)	21,809
Federal and state registration fees	17,553
Legal fees	14,715
Audit fees	9,914
Compliance fees (See Note 3)	8,642
Trustees’ fees (See Note 3)	5,227
Insurance fees	3,989
Custody fees (See Note 3)	3,865
Reports to shareholders	1,645
Other	2,019
Total expenses	584,019
NET INVESTMENT INCOME	538,913

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	883,026
Written option contracts expired or closed	1,448,427
Net realized gain	2,331,453
Net change in unrealized appreciation (depreciation) on:
Investments	(1,434,289)
Written option contracts	(335,692)
Net change in unrealized appreciation (depreciation)	(1,769,981)
Net realized and unrealized gain on investments	561,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,100,385

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
OPERATIONS:
Net investment income	$538,913	$668,523
Net realized gain (loss) on investments and
written option contracts expired or closed	2,331,453	(251,892)
Net change in unrealized appreciation (depreciation)
on investments and written option contracts	(1,769,981)	656,421
Net increase in net assets resulting from operations	1,100,385	1,073,052

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions(1)	(8,322,425)	(16,781,768)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(4,634,754)

NET DECREASE IN NET ASSETS	(7,222,040)	(20,343,470)

NET ASSETS:
Beginning of period	83,891,168	104,234,638
End of period	$76,669,128	$83,891,168

(1)	A summary of capital share transactions is as follows:

	For the Six Months Ended
	October 31, 2023		For the Year Ended
	(Unaudited)		April 30, 2023
SHARE TRANSACTIONS:	Shares	Dollar Amount	Shares	Dollar Amount
Issued	505,590	$5,470,276	829,225	$8,656,019
Issued to holders in
reinvestment of dividends	(1,307,276)	(13,792,701)	422,825	4,139,458
Redeemed	—	—	(2,831,105)	(29,577,245)
Net increase in shares outstanding	(801,686)	$(8,322,425)	(1,579,055)	$(16,781,768)

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For the
	Six Months	For the	For the		For the		For the		For the
	Ended	Year	Year		Year		Year		Year
	October 31,	Ended	Ended		Ended		Ended		Ended
	2023	April 30,	April 30,		April 30,		April 30,		April 30,
	(Unaudited)	2023	2022		2021		2020		2019
Institutional Class
PER SHARE DATA:
Net asset value, beginning of period	$10.35	$10.76	$11.64		$9.78		$10.24		$10.34
INVESTMENT OPERATIONS:
Net investment income (loss)(1)(2)	0.07	0.08	(0.05)		(0.04)		0.01		(0.06)
Net realized and unrealized
gains (loss) on investments	0.08	0.06	(0.21)		1.90		(0.23)		0.13
Total from investment operations	0.15	0.14	(0.26)		1.86		(0.22)		0.07
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains	—	(0.55)	(0.62)		—		(0.24)		(0.17)
Total distributions	—	(0.55)	(0.62)		—		(0.24)		(0.17)
Net asset value, end of period	$10.50	$10.35	$10.76		$11.64		$9.78		$10.24
TOTAL RETURN(3)	1.45%	1.58%	-2.70%		19.02%		-2.24%		0.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$76,669	$83,891	$104,235		$105,370		$30,875		$20,937
Ratio of gross expenses to average net assets:
Before expense reimbursement/recoupment(4)(5)	1.45%	1.44%	1.39%		1.56%		2.12%		2.30%
After expense reimbursement/recoupment(4)(5)	1.45%	1.47%	1.60%		1.60%		1.66%		1.60%
Ratio of broker interest expense
to average net assets(4)	—%	0.01%	0.00	%(8)	0.00	%(8)	0.06%		—%
Ratio of operating expenses to average
net assets excluding broker interest expense
(after expense reimbursement/recoupment)(4)(5)	1.45%	1.46%	1.60%		1.60%		1.60%		1.60%
Ratio of net investment income (loss)
to average net assets(4)(5)	1.34%	0.72%	(0.45)%		(0.34)%		0.06%		(0.63)%
Portfolio turnover rate(3)(6)	28%	69%	98%		71%		214	%(7)	3%

(1)	Calculated based on average shares outstanding during the period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
These ratios exclude the impact of expenses of the underlying funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options).  The denominator includes the average fair value of long positions throughout each period.

(7)	The increase in portfolio turnover relates to a strategy change that was effective on May 20, 2019.
(8)	Less than 0.005.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited)
October 31, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk. The Fund commenced operations on May 10, 2017. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Institutional Class and Advisor Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Advisor Class shares have a front end sales load of 5.75%, a deferred sales charge of 1.00%, and no redemption fee. Advisor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. As of October 31, 2023, Advisor Class shares are not available. Institutional Class shares are not subject to a distribution fee, and are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

Effective May 20, 2019, the Fund changed its principal investment strategy. Under this new strategy, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500® Index (the “Index”) or ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund will simultaneously use options on ETFs in which the Fund may invest and will invest in U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black- Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Teramo Advisor’s LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of October 31, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$59,819,743	$—	$—	$59,819,743
Purchased Options	—	7,416,711	—	7,416,711
U.S. Government Notes/Bonds	—	7,612,036	—	7,612,036
Short-Term Investments	4,071,704	—	—	4,071,704
Total Investments in Securities	$63,891,447	$15,028,747	$—	$78,920,194
Liabilities
Written Options	$—	$(2,222,580)	$—	$(2,222,580)
Total Investments in Securities	$—	$(2,222,580)	$—	$(2,222,580)

As of October 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.

B.  Transactions with Brokers – The Fund’s written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker for written option contracts on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will write call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

D.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

F.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of each class of shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. All of the Fund’s written and

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

purchased options are held with one counterparty. Written and purchased option contracts sold on an exchange have minimal counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.  Statement of Cash Flows – Pursuant to the Cash Flows topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

M.  Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.

The Fund writes call options with strike prices and expiration dates designed to reduce the volatility of the Fund’s investment portfolio and to earn premiums. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will use cash or U.S. Treasury securities to cover the written call options. The Fund may utilize put options to lower the overall volatility of the Fund’s investment portfolio, to “hedge” or limit the exposure of the Fund’s position. The Fund will also invest in U.S. Treasury securities.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended October 31, 2023, the Fund’s monthly average quantity and notional value are described below:

	Average	Average
	Quantity	Notional Amount
Purchased Option Contracts	1,667	$81,017,135
Written Option Contracts	2,111	$99,923,233

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2023:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts:	Investments,
Equity	at value	$7,416,711	$—
Written Option Contracts:	Written option contracts,
Equity	at value	—	2,222,580
Total fair values of derivative instruments		$7,416,711	$2,222,580

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts*	Contracts	Total
Equity Contracts	$1,206,859	$1,448,427	$2,655,286
Total	$1,206,859	$1,448,427	$2,655,286

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts**	Contracts	Total
Equity Contracts	$(1,786,017)	$(335,692)	$(2,121,709)
Total	$(1,786,017)	$(335,692)	$(2,121,709)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with Lido Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any front-end or contingent deferred loads, Rule 12b-1 fees – Advisor Class (See Note 5), shareholder servicing plan fees (See Note 5), taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transaction expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 1.50% of each class’ average daily net asset value. As of October 31, 2023, Advisor Class shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board or the Adviser, with consent of the Board. There were no waived fees, reimbursed expenses or recoupment by the Adviser for the six months ended October 31, 2023.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2023 are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended April 30, 2020.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

At April 30, 2023, the Fund’s most recently completed fiscal year end, the components of accumulated loss on a tax basis were as follows:

Tax cost of investments	$83,176,668
Unrealized appreciation	$4,241,521
Unrealized depreciation	(4,381,162)
Net unrealized depreciation	(139,641)
Undistributed ordinary income	668,439
Undistributed long-term capital gain	—
Distributable earnings	668,439
Other accumulated loss*	(3,789,898)
Total accumulated loss	$(3,261,100)

*  Straddle loss deferral is a temporary book to tax difference

As of April 30, 2023, the Fund’s most recently completed fiscal year end, the Fund had short-term capital loss carryovers of $1,644,022 and long-term carryovers of $63,572 which will be permitted to be carried over for an unlimited period of time. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2023, the Fund did not defer, on a tax basis, any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions paid for the six months ended October 31, 2023.

The tax character of distributions paid for the year ended April 30, 2023, are as follows:

Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
$4,372,306	$262,448	$4,634,754

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of October 31, 2023, Advisor Class shares are not available.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of the Institutional Class or the Advisor Class. For the six months ended October 31, 2023, the Institutional Class incurred expenses of $40,227 to the plan. As of October 31, 2023, the Advisor Class shares were not available for purchase. Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended October 31, 2023, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$21,128,128	$28,243,924

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2023, National Financial Services, for the benefit of its customers, owned 83.18% of the outstanding shares of the Fund.

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers is the prime broker for the Fund’s exchange traded derivatives. Refer to Note 2 M. for further derivative disclosure.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

		Gross	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Liabilities:
Description
Written Option Contracts**	$2,222,580	$ —	$2,222,580	$2,222,580	$ —	$ —
	$2,222,580	$ —	$2,222,580	$2,222,580	$ —	$ —

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	Interactive Brokers, LLC is the prime brokers for all written option contracts held by the Fund as of October 31, 2023.

9.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

10.  SUBSEQUENT EVENTS

As of November 20, 2023, Cullen Small no longer serves as Vice President, Treasurer, and Principal Financial Officer of the Trust. As of November 20, 2023, Douglas Schafer has replaced Mr. Small as Vice President, Treasurer, and Principal Financial Officer of the Trust. These changes were approved by the Board on October 26, 2023.

On December 21, 2023, the Fund declared an ordinary income of $0.18182578, a short-term capital gain of $0.04339, and a long-term capital gain of $0.13912 payable on December 21, 2023, to shareholders of record on December 20, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Lido Advisors, LLC (the “Adviser”), the prior investment adviser to the Oakhurst Strategic Defined Risk Fund (the “Fund”), a series of the Trust, and the investment adviser to the Fund for the entire reporting period, adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 25-26, 2023, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2022 through May 31, 2023 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

OAKHURST STRATEGIC DEFINED RISK FUND

Additional Information (Unaudited)
October 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-844-625-4778.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at https://www.sec.gov/.

OAKHURST STRATEGIC DEFINED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others

The Fund does not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law. The Fund may share information with affiliated and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Fund maintains physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Lido Advisors, LLC
1875 Century Park East, Suite 950
Los Angeles, CA 90067

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-844-625-4778.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Series Portfolios Trust

By (Signature and Title)*    /s/Ryan Roell
Ryan Roell, President

Date     1/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Ryan Roell
Ryan Roell, President

Date     1/4/2024

By (Signature and Title)*    /s/Douglas Schafer
Douglas Schafer, Treasurer

Date     1/4/2024